Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 13,939,000	$ 15,056,000	$ 14,732,000
Statutory income tax rate	21.00%	21.00%	21.00%
Realized gain and loss on sale of securities	$ (264,000)	$ (423,000)	$ 7,000
Uncertain tax positions	0	0	$ 0
Valuation allowance deferred tax assets	$ 0	$ 0
Domestic [Member] | IRS [Member]
Operating Loss Carryforwards [Line Items]
Income tax examinations	2020 2021 2022 2023